Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - COLOMBIER ACQUISITION CORP. II [Member] - Class A Ordinary Shares [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Class A Ordinary Shares Subject to Redemption [Line Items]
Gross proceeds		$ 170,000,000
Less:
Proceeds allocated to Public Warrants		(776,333)
Class A Ordinary Shares issuance costs		(8,946,814)
Plus:
Remeasurement of carrying value to redemption value	$ 7,634,717	9,723,147
Class A Ordinary Shares subject to possible redemption	$ 177,634,717	$ 170,000,000